Fair value measurement - Summary of Reconciliation of Movements in the Fair Values of Investments Classified as Level 3 (Detail) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other financial assets [line items]
At 1 January	$ 142	$ 136
Additions	2	2
Disposals	(3)	(15)
Reclassification of associate (note 14)		14
Valuation gains recognised in other comprehensive income	48	5
Valuation gains reclassified to the income statement on disposal	(73)
Exchange and other adjustments	1
At 31 December	$ 117	$ 142